Investment Objectives and Goals - Prospectus Summary	Nov. 30, 2025
Lord Abbett Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dividend Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income and capital appreciation.
Lord Abbett Growth Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is capital appreciation.
Small-Cap Value Series
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.